Inventory - Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Inventory Disclosure [Abstract]
Course materials in schools	$ 5,690	$ 6,583
Publications in bookstores	16,676	15,957
Inventory	$ 22,366	$ 22,540